Submission	Apr. 29, 2026
Submission [Line Items]
Central Index Key	0001876183
Registrant Name	IHS Holding Ltd
Form Type	SC 13E-3
Submission Type	SC 13E3
Fee Exhibit Type	EX-FILING FEES